Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 14, 2011
Statement Of Changes In Shareholders’ Equity [Abstract]
Common stock issued, per share	$ 10.00		$ 0.01449
Sale on July 14, 2011 of units		4,800,000
Sale on July 14, 2011, unit share price			$ 10
Sale on July 14, 2011, shares subject to possible redemption	4,257,425	4,257,425
Warrants sold through private placement to Sponsor		3,108,000
Purchase price of Private Placement warrants sold to Sponsor		0.75	0.75